MML SERIES INVESTMENT FUND

Supplement dated December 6, 2016 to the

Statement of Additional Information dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following information replaces similar information found on pages B-49 – B-53 in the section titled Management of the Trust:

Independent Trustees

Allan W. Blair	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 68
Trustee since 2003
Trustee of 94 portfolios in fund complex

Retired; President and Chief Executive Officer (1996-2014), Economic Development Council of Western Massachusetts (non-profit development company); President and Chief Executive Officer (1984-2014), Westover Metropolitan Development Corporation (quasi-public development company); Trustee (since 2003), MassMutual Select Funds (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Nabil N. El-Hage	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 58
Trustee since 2012
Trustee of 94 portfolios in fund complex

Chairman (since 2011), Academy of Executive Education, LLC; Director (2011-2015), Argo Group International Holdings, Ltd. (underwriter of specialty insurance and reinsurance products); Trustee (since 2005), Chairman (2006-2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2003), Chairman (2006-2012), MassMutual Premier Funds (open-end investment company); Trustee (since 2012), MassMutual Select Funds (open-end investment company).

Maria D. Furman	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 62
Trustee since 2012
Trustee of 94 portfolios in fund complex

Retired; Trustee (since 2011), GMO Series Trust (open-end investment company); Trustee (since 2004), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Select Funds (open-end investment company).

R. Alan Hunter, Jr.	Chairperson and Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 69
Chairperson since 2016
Trustee since 2003
Trustee of 94 portfolios in fund complex

Retired; Director (since 2007), Actuant Corporation (diversified industrial company); Chairperson (since 2016), Trustee (since 2003), MassMutual Select Funds (open-end investment company); Chairperson (since 2016), Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Chairperson (since 2016), Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

C. Ann Merrifield	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 65
Trustee since 2012
Trustee of 94 portfolios in fund complex

Retired; President and Chief Executive Officer (2012-2014), PathoGenetix (genomics company); Director (since 2015), Juniper Pharmaceuticals Inc. (specialty pharmaceutical company); Director (since 2014), Flexion Therapeutics (specialty pharmaceutical company); Director (since 2014), InVivo Therapeutics (research and clinical-stage biomaterials and biotechnology company); Trustee (since 2004), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Select Funds (open-end investment company).

Susan B. Sweeney	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 64
Trustee since 2009
Trustee of 96 portfolios in fund complex[1]

Retired; Senior Vice President and Chief Investment Officer (2010-2014), Selective Insurance Group (property and casualty company); Trustee (since 2012), Barings Corporate Investors (closed-end investment company); Trustee (since 2012), Barings Participation Investors (closed-end investment company); Trustee (since 2009), MassMutual Select Funds (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Interested Trustees

Robert E. Joyal[2]	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 71
Trustee since 2003
Trustee of 96 portfolios in fund complex[1]

Retired; Director (since 2013), Leucadia National Corporation (holding company); Director (since 2012), Ormat Technologies, Inc. (provider of alternative and renewable energy technology); Director (2006-2014), Jefferies Group LLC (investment bank); Trustee (since 2003), Barings Corporate Investors (closed-end investment company); Trustee (since 2003), Barings Participation Investors (closed-end investment company); Trustee (since 2003), MassMutual Select Funds (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Elaine A. Sarsynski[3]	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 61
Trustee since 2008
Trustee of 94 portfolios in fund complex

Executive Vice President (since 2008), MassMutual; Chairman (since 2013), President, Chairman & CEO (2012-2013), Chairman & CEO (2008-2012), MassMutual International LLC; Director (since 2012), Horizon Technology Finance Management LLC (specialty finance company); Director (2013-2016), MML Advisers; Trustee (since 2008), MassMutual Select Funds (open-end investment company); Vice Chairperson (2011-2012), Trustee (since 2011), MML Series Investment Fund II (open-end investment company); Vice Chairperson (2011-2012), Trustee (since 2011), MassMutual Premier Funds (open-end investment company).

[1]

Barings Participation Investors and Barings Corporate Investors are deemed to be a part of the Fund Complex, because they are managed by Barings LLC (formerly known as Babson Capital Management LLC), an affiliate of MML Advisers.

[2]

Mr. Joyal is an “Interested Person,” as that term is defined in the 1940 Act, through his position as a director of Leucadia National Corporation, which controls Jefferies Group LLC, a broker-dealer that may execute portfolio transactions and/or engage in principal transactions with the Funds, other investment companies advised by MML Advisers or holding themselves out to investors as related companies for purposes of investment or investor services, or any other advisory accounts over which MML Advisers has brokerage placement discretion.

[3]	Ms. Sarsynski is an Interested Person as an employee of MassMutual.

Principal Officers

Michael C. Eldredge	Vice President of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 52
Officer since 2009
Officer of 94 portfolios in fund complex

Head of Asset Allocation Funds (since 2016), portfolio manager (since 2014), Head of Investments (2014-2016), MML Advisers; Vice President (since 2008), MassMutual; Vice President (since 2009), MassMutual Select Funds (open-end investment company); Vice President (since 2009), MassMutual Premier Funds (open-end investment company); Vice President (since 2009), MML Series Investment Fund II (open-end investment company).

Andrew M. Goldberg	Vice President, Secretary, and Chief Legal Officer of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 50
Officer since 2001
Officer of 94 portfolios in fund complex

Assistant Vice President and Counsel (since 2004), MassMutual; Secretary (since 2015), Assistant Secretary (2013-2015), MML Advisers; Vice President, Secretary, and Chief Legal Officer (since 2008), Assistant Secretary (2001-2008), MassMutual Select Funds (open-end investment company); Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2004-2008), MassMutual Premier Funds (open-end investment company); Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2005-2008), MML Series Investment Fund II (open-end investment company).

Brian K. Haendiges	President of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 56
Officer since 2014
Officer of 94 portfolios in fund complex

Vice President (since 2014), MML Advisers; Senior Vice President (since 2014), Vice President (2010-2014), MassMutual; Vice President (since 2014), MassMutual Select Funds (open-end investment company); Vice President (since 2014), MassMutual Premier Funds (open-end investment company); President (since 2016), Vice President (2014-2016), MML Series Investment Fund II (open-end investment company).

Renee Hitchcock	Chief Financial Officer and Treasurer of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 45
Officer since 2007
Officer of 94 portfolios in fund complex

Assistant Vice President (since 2015), Director (2007-2015), MassMutual; Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MassMutual Select Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MassMutual Premier Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MML Series Investment Fund II (open-end investment company).

Douglas Steele	Vice President of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 41
Officer since 2016
Officer of 94 portfolios in fund complex

Head of Investment Due Diligence (since 2016), MML Advisers; Assistant Vice President (since 2013), Investment Director (2005-2013), MassMutual; Vice President (since 2016), MassMutual Select Funds (open-end investment company); Vice President (since 2016), MassMutual Premier Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).

Philip S. Wellman	Vice President and Chief Compliance Officer of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 52
Officer since 2007
Officer of 94 portfolios in fund complex

Vice President and Chief Compliance Officer (since 2013), MML Advisers; Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds) (since 2014), Vice President, Associate General

Counsel, and Chief Compliance Officer (Mutual Funds and Investment Advisory) (2008-2014), MassMutual; Vice President and Chief Compliance Officer (since 2007), MassMutual Select Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MassMutual Premier Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).

Eric H. Wietsma	Vice President of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 50
Officer since 2006
Officer of 94 portfolios in fund complex

Director and President (since 2013), MML Advisers; Senior Vice President (since 2010), MassMutual; President (since 2008), Vice President (2006-2008), MassMutual Select Funds (open-end investment company); President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund II (open-end investment company).

Tina Wilson	Vice President of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 46
Officer since 2016
Officer of 94 portfolios in fund complex

Vice President and Head of Investments (since 2016), MML Advisers; Senior Vice President (since 2014), Vice President (2009-2014), MassMutual; Vice President (since 2016), MassMutual Select Funds (open-end investment company); Vice President (since 2016), MassMutual Premier Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).

Effective immediately, the following information replaces similar information for the MML Focused Equity Fund found on pages B-73 – B-74 under the heading Portfolio Transactions and Brokerage:

The following table discloses, for those Funds that had trades directed to a broker or dealer during the fiscal year ended December 31, 2015 because of research services provided, the dollar value of transactions placed by each such Fund with such brokers and dealers during the fiscal year ended December 31, 2015 to recognize “brokerage and research” services, and commissions paid for such transactions:

	Dollar Value of Those Transactions	Amount of Commissions
MML Focused Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$150,898,400	$58,650

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-16-05

MML SERIES INVESTMENT FUND

Supplement dated December 6, 2016 to the

Statement of Additional Information dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the following information replaces similar information found on pages B-54 – B-57 in the section titled Management of the Trust:

Independent Trustees

Allan W. Blair	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 68
Trustee since 2003
Trustee of 94 portfolios in fund complex

Retired; President and Chief Executive Officer (1996-2014), Economic Development Council of Western Massachusetts (non-profit development company); President and Chief Executive Officer (1984-2014), Westover Metropolitan Development Corporation (quasi-public development company); Trustee (since 2003), MassMutual Select Funds (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Nabil N. El-Hage	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 58
Trustee since 2012
Trustee of 94 portfolios in fund complex

Chairman (since 2011), Academy of Executive Education, LLC; Director (2011-2015), Argo Group International Holdings, Ltd. (underwriter of specialty insurance and reinsurance products); Trustee (since 2005), Chairman (2006-2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2003), Chairman (2006-2012), MassMutual Premier Funds (open-end investment company); Trustee (since 2012), MassMutual Select Funds (open-end investment company).

Maria D. Furman	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 62
Trustee since 2012
Trustee of 94 portfolios in fund complex

Retired; Trustee (since 2011), GMO Series Trust (open-end investment company); Trustee (since 2004), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Select Funds (open-end investment company).

R. Alan Hunter, Jr.	Chairperson and Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 69
Chairperson since 2016
Trustee since 2003
Trustee of 94 portfolios in fund complex

Retired; Director (since 2007), Actuant Corporation (diversified industrial company); Chairperson (since 2016), Trustee (since 2003), MassMutual Select Funds (open-end investment company); Chairperson (since 2016), Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Chairperson (since 2016), Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

C. Ann Merrifield	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 65
Trustee since 2012
Trustee of 94 portfolios in fund complex

Retired; President and Chief Executive Officer (2012-2014), PathoGenetix (genomics company); Director (since 2015), Juniper Pharmaceuticals Inc. (specialty pharmaceutical company); Director (since 2014), Flexion Therapeutics (specialty pharmaceutical company); Director (since 2014), InVivo Therapeutics (research and clinical-stage biomaterials and biotechnology company); Trustee (since 2004), MassMutual Premier Funds (open-end investment company); Trustee (since 2005), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Select Funds (open-end investment company).

Susan B. Sweeney	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 64
Trustee since 2009
Trustee of 96 portfolios in fund complex[1]

Retired; Senior Vice President and Chief Investment Officer (2010-2014), Selective Insurance Group (property and casualty company); Trustee (since 2012), Barings Corporate Investors (closed-end investment company); Trustee (since 2012), Barings Participation Investors (closed-end investment company); Trustee (since 2009), MassMutual Select Funds (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Interested Trustees

Robert E. Joyal[2]	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 71
Trustee since 2003
Trustee of 96 portfolios in fund complex[1]

Retired; Director (since 2013), Leucadia National Corporation (holding company); Director (since 2012), Ormat Technologies, Inc. (provider of alternative and renewable energy technology); Director (2006-2014), Jefferies Group LLC (investment bank); Trustee (since 2003), Barings Corporate Investors (closed-end investment company); Trustee (since 2003), Barings Participation Investors (closed-end investment company); Trustee (since 2003), MassMutual Select Funds (open-end investment company); Trustee (since 2012), MML Series Investment Fund II (open-end investment company); Trustee (since 2012), MassMutual Premier Funds (open-end investment company).

Elaine A. Sarsynski[3]	Trustee of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 61
Trustee since 2008
Trustee of 94 portfolios in fund complex

Executive Vice President (since 2008), MassMutual; Chairman (since 2013), President, Chairman & CEO (2012-2013), Chairman & CEO (2008-2012), MassMutual International LLC; Director (since 2012), Horizon Technology Finance Management LLC (specialty finance company); Director (2013-2016), MML Advisers; Trustee (since 2008), MassMutual Select Funds (open-end investment company); Vice Chairperson (2011-2012), Trustee (since 2011), MML Series Investment Fund II (open-end investment company); Vice Chairperson (2011-2012), Trustee (since 2011), MassMutual Premier Funds (open-end investment company).

[1]

Barings Participation Investors and Barings Corporate Investors are deemed to be a part of the Fund Complex, because they are managed by Barings LLC (formerly known as Babson Capital Management LLC), an affiliate of MML Advisers.

[2]

Mr. Joyal is an “Interested Person,” as that term is defined in the 1940 Act, through his position as a director of Leucadia National Corporation, which controls Jefferies Group LLC, a broker-dealer that may execute portfolio transactions and/or engage in principal transactions with the Funds, other investment companies advised by MML Advisers or holding themselves out to investors as related companies for purposes of investment or investor services, or any other advisory accounts over which MML Advisers has brokerage placement discretion.

[3]	Ms. Sarsynski is an Interested Person as an employee of MassMutual.

Principal Officers

Michael C. Eldredge	Vice President of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 52
Officer since 2009
Officer of 94 portfolios in fund complex

Head of Asset Allocation Funds (since 2016), portfolio manager (since 2014), Head of Investments (2014-2016), MML Advisers; Vice President (since 2008), MassMutual; Vice President (since 2009), MassMutual Select Funds (open-end investment company); Vice President (since 2009), MassMutual Premier Funds (open-end investment company); Vice President (since 2009), MML Series Investment Fund II (open-end investment company).

Andrew M. Goldberg	Vice President, Secretary, and Chief Legal Officer of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 50
Officer since 2001
Officer of 94 portfolios in fund complex

Assistant Vice President and Counsel (since 2004), MassMutual; Secretary (since 2015), Assistant Secretary (2013-2015), MML Advisers; Vice President, Secretary, and Chief Legal Officer (since 2008), Assistant Secretary (2001-2008), MassMutual Select Funds (open-end investment company); Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2004-2008), MassMutual Premier Funds (open-end investment company); Vice President, Secretary (formerly known as “Clerk”), and Chief Legal Officer (since 2008), Assistant Clerk (2005-2008), MML Series Investment Fund II (open-end investment company).

Brian K. Haendiges	President of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 56
Officer since 2014
Officer of 94 portfolios in fund complex

Vice President (since 2014), MML Advisers; Senior Vice President (since 2014), Vice President (2010-2014), MassMutual; Vice President (since 2014), MassMutual Select Funds (open-end investment company); Vice President (since 2014), MassMutual Premier Funds (open-end investment company); President (since 2016), Vice President (2014-2016), MML Series Investment Fund II (open-end investment company).

Renee Hitchcock	Chief Financial Officer and Treasurer of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 45
Officer since 2007
Officer of 94 portfolios in fund complex

Assistant Vice President (since 2015), Director (2007-2015), MassMutual; Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MassMutual Select Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MassMutual Premier Funds (open-end investment company); Chief Financial Officer and Treasurer (since 2016), Assistant Treasurer (2007-2016), MML Series Investment Fund II (open-end investment company).

Douglas Steele	Vice President of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 41
Officer since 2016
Officer of 94 portfolios in fund complex

Head of Investment Due Diligence (since 2016), MML Advisers; Assistant Vice President (since 2013), Investment Director (2005-2013), MassMutual; Vice President (since 2016), MassMutual Select Funds (open-end investment company); Vice President (since 2016), MassMutual Premier Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).

Philip S. Wellman	Vice President and Chief Compliance Officer of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 52
Officer since 2007
Officer of 94 portfolios in fund complex

Vice President and Chief Compliance Officer (since 2013), MML Advisers; Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds) (since 2014), Vice President, Associate General Counsel, and Chief Compliance Officer (Mutual Funds and Investment Advisory) (2008-2014), MassMutual; Vice President and Chief Compliance Officer (since 2007), MassMutual Select Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MassMutual Premier Funds (open-end investment company); Vice President and Chief Compliance Officer (since 2007), MML Series Investment Fund II (open-end investment company).

Eric H. Wietsma	Vice President of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 50
Officer since 2006
Officer of 94 portfolios in fund complex

Director and President (since 2013), MML Advisers; Senior Vice President (since 2010), MassMutual; President (since 2008), Vice President (2006-2008), MassMutual Select Funds (open-end investment company); President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); Vice President (since 2006), MML Series Investment Fund II (open-end investment company).

Tina Wilson	Vice President of MML Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 46
Officer since 2016
Officer of 94 portfolios in fund complex

Vice President and Head of Investments (since 2016), MML Advisers; Senior Vice President (since 2014), Vice President (2009-2014), MassMutual; Vice President (since 2016), MassMutual Select Funds (open-end investment company); Vice President (since 2016), MassMutual Premier Funds (open-end investment company); Vice President (since 2016), MML Series Investment Fund II (open-end investment company).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L8086-16-03